UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0266

Tri-Continental Corporation
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/06

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Tri-Continental Corporation

Portfolio of Investments (unaudited)	September 30, 2006

	Shares or
	Warrants		Value
COMMON STOCKS
AND WARRANTS 83.2%
AEROSPACE AND
DEFENSE 2.7%
Boeing Company (The)	326,900	shs.	$25,776,065
General Dynamics Corporation	191,800		13,746,306
Honeywell International Inc.	712,500		29,141,250
Raytheon Company (Warrants)*
(exercise price of $37.50,
expiring 6/16/2011)	23,639	wts.	337,329
			69,000,950
AIR FREIGHT AND
LOGISTICS 0.6%
FedEx Corp.	143,200	shs.	15,562,976

BEVERAGES 0.8%
Coca-Cola Company (The)	220,200		9,838,536
Coca-Cola Enterprises Inc.	562,400		11,714,792
			21,553,328
BIOTECHNOLOGY 2.9%
Amgen Inc.*	400,500		28,647,765
Genentech, Inc.*	224,000		18,524,800
Pharmion Corporation*	1,222,425		26,343,259
			73,515,824
CAPITAL MARKETS 3.4%
Bank of New York
Company, Inc. (The)	633,500		22,337,210
Goldman Sachs
Group, Inc. (The)	66,600		11,266,722
Legg Mason, Inc.	216,100		21,795,846
Merrill Lynch & Co. Inc.	211,100		16,512,242
Morgan Stanley	207,000		15,092,370
			87,004,390
CHEMICALS 0.8%
E.I. Du Pont de Nemours
and Company	459,200		19,672,128

COMMERCIAL BANKS 1.7%
Sun Trust Banks, Inc.	286,900		22,171,632
Wachovia Corporation	354,000		19,753,200
			41,924,832
COMMERCIAL SERVICES
AND SUPPLIES 0.8%
Waste Management Inc.	544,700		19,979,596

COMMUNICATIONS
EQUIPMENT 5.1%
Cisco Systems, Inc.*	512,380		11,784,740
Comverse Technology, Inc.*	1,071,200		22,966,528
Corning Incorporated*	944,149		23,046,677
Lucent Technologies, Inc.*	4,229,400		9,896,796
Lucent Technologies, Inc.
(exercise price of $2.75,
expiring 12/10/2007)*	11,626,025	wts.	2,208,945
Motorola, Inc.	499,600	shs.	12,490,000
Nokia Corp. (ADR)	617,300		12,154,637
QUALCOMM Inc.	983,300		35,742,955
			130,291,278
COMPUTERS AND
PERIPHERALS 2.7%
EMC Corporation*	2,487,600		29,801,448
International Business
Machines Corporation	307,320		25,181,801
Seagate Technology*	537,800		12,417,802
			67,401,051
CONSUMER FINANCE 0.9%
Capital One
Financial Corporation	296,300		23,306,958

CONTAINERS AND
PACKAGING 1.2%
Smurfit-Stone
Container Company*	2,691,500		30,144,800

DIVERSIFIED FINANCIAL
SERVICES 5.0%
Bank of America Corporation	532,040		28,501,383
CIT Group Inc.	205,000		9,969,150
Citigroup Inc.	1,244,230		61,800,904
JPMorgan Chase & Co.	575,600		27,030,176
			127,301,613
DIVERSIFIED
TELECOMMUNICATION
SERVICES 1.4%
Citizens Communications
Company	1,071,000		15,036,840
Verizon Communications Inc.	167,500		6,219,275
Windstream Corporation	1,146,300		15,119,697
			36,375,812

_________________
See footnotes on page 8.

Tri-Continental Corporation

Portfolio of Investments (unaudited)	September 30, 2006

	Shares	Value
ELECTRONIC EQUIPMENT
AND INSTRUMENTS 0.5%
Symbol Technologies, Inc.	826,200	$12,277,332

ENERGY EQUIPMENT
AND SERVICES 1.0%
Halliburton Company	375,400	10,680,130
Tidewater Inc.	349,500	15,444,405
		26,124,535
FOOD AND STAPLES
RETAILING 2.0%
Rite Aid Corporation*	2,761,300	12,536,302
SUPERVALU INC.	440,200	13,051,930
Wal-Mart Stores, Inc.	515,220	25,410,650
		50,998,882
HEALTH CARE EQUIPMENT
AND SUPPLIES 1.9%
Bausch & Lomb Inc.	123,400	6,186,042
Boston Scientific Corporation*	1,492,600	22,075,554
Medtronic, Inc.	402,900	18,710,676
		46,972,272
HEALTH CARE PROVIDERS
AND SERVICES 3.1%
Aetna Inc.	639,200	25,280,360
UnitedHealth Group
Incorporated	380,800	18,735,360
WellPoint Inc.*	455,300	35,080,865
		79,096,585
HOTELS, RESTAURANTS
AND LEISURE 0.9%
Harrah’s Entertainment, Inc.	333,400	22,147,762

INDUSTRIAL
CONGLOMERATES 4.4%
3M Company	405,800	30,199,636
General Electric Company	2,304,150	81,336,495
		111,536,131
INSURANCE 3.4%
Allstate Corporation (The)	124,200	7,791,066
American International
Group, Inc.	642,300	42,558,798
MetLife, Inc.	173,300	9,822,644
UnumProvident Corporation	489,300	9,487,527
XL Capital Ltd. Class A	243,800	16,749,059
		86,409,094

INTERNET SOFTWARE
AND SERVICES 2.0%
Google Inc. Class A*	61,900	24,877,610
McAfee Inc.*	560,400	13,707,384
Yahoo! Inc.*	491,000	12,412,480
		50,997,474
MACHINERY 0.7%
Illinois Tool Works Inc.	399,160	17,922,284

MEDIA 2.3%
Clear Channel
Communications, Inc.	411,800	11,880,430
News Corp. Class A	777,400	15,275,910
Time Warner Inc.	1,700,900	31,007,407
		58,163,747
METALS AND MINING 0.9%
Alcoa Inc.	447,600	12,550,704
Freeport-McMoRan Copper
& Gold Inc. Class B	177,500	9,453,650
		22,004,354
MULTI-UTILITIES 1.0%
Dominion Resources, Inc.	188,900	14,448,961
DTE Energy Company	236,600	9,821,266
		24,270,227
MULTILINE RETAIL 1.4%
Dollar General Corporation	1,770,300	24,129,189
Target Corp.	210,000	11,602,500
		35,731,689
OIL, GAS AND
CONSUMABLE FUELS 6.6%
Chevron Corporation	599,000	38,851,140
ConocoPhillips	512,200	30,491,266
Exxon Mobil Corporation	912,100	61,201,910
Murphy Oil Corporation	373,525	17,761,114
Sunoco, Inc.	304,200	18,918,198
		167,223,628
PHARMACEUTICALS 4.9%
Forest Laboratories, Inc.*	351,600	17,794,476
Johnson & Johnson	150,607	9,780,419
Lilly Eli & Company	129,300	7,370,100
Pfizer Inc.	1,489,738	42,248,970
Valeant Pharmaceuticals
International	791,500	15,655,870
Wyeth	611,800	31,103,912
		123,953,747

_________________
See footnotes on page 8.

Tri-Continental Corporation

Portfolio of Investments (unaudited)	September 30, 2006

	Shares or Shares Subject to Call/Put	Value
REAL ESTATE MANAGEMENT
AND DEVELOPMENT 0.3%
Realogy Corporation*	283,050	$6,419,574

ROAD AND RAIL 0.1%
Avis Budget Group, Inc.*	113,220	2,070,794

SEMICONDUCTORS AND
SEMICONDUCTOR
EQUIPMENT 1.9%
Broadcom Corporation Class “A”*	426,000	12,924,840
Marvell Technology Group Ltd.*	692,300	13,409,850
Maxim Integrated Products, Inc.	371,800	10,436,426
Texas Instruments Incorporated	344,500	11,454,625
		48,225,741
SOFTWARE 4.0%
Activision, Inc.*	573,000	8,652,300
Business Objects S.A.*	434,700	14,818,923
Cogent Inc.*	2,256,000	30,974,880
Microsoft Corp.	1,697,956	46,405,137
		100,851,240
SPECIALTY RETAIL 4.5%
Abercrombie & Fitch Co. Class A	179,300	12,457,764
Best Buy Co., Inc.	600,000	32,136,000
Foot Locker, Inc.	801,600	20,240,400
The Home Depot, Inc.	837,400	30,372,498
Urban Outfitters, Inc.*	1,103,800	19,526,222
		114,732,884
THRIFTS AND
MORTGAGE FINANCE 1.1%
Fannie Mae	244,100	13,647,631
Freddie Mac	223,700	14,838,021
		28,485,652
TOBACCO 2.7%
Altria Group, Inc.	904,580	69,245,599

WIRELESS
TELECOMMUNICATION
SERVICES 1.6%
American Tower Corporation
Class A*	348,400	12,716,600
Sprint Nextel Corporation	1,566,700	26,868,905
		39,585,505
TOTAL COMMON STOCKS
AND WARRANTS		2,108,482,268

OPTIONS PURCHASED 2.8%
BEVERAGES 0.1%
The Coca-Cola Company, Call
expiring January 2008 at $15	4,636	3,106,120

BIOTECHNOLOGY 0.0%
Pharmion Corporation, Call
expiring December 2006
at $17.5	2,668	1,200,600

COMMUNICATIONS
EQUIPMENT 0.3%
Comverse Technology Inc., Call
expiring January 2008 at $20	11,622	5,927,220
Corning Incorporated, Call
expiring January 2007 at $22.5	7,706	2,620,040
		8,547,260
COMPUTERS AND
PERIPHERALS 0.2%
Dell Inc., Call expiring
January 2008 at $25	13,002	3,705,570
Seagate Technology, Call
expiring January 2007 at $17.50	3,783	2,307,630
		6,013,200
CONSUMER FINANCE 0.2%
Capital One Financial Corporation,
Call expiring January 2008 at $80	3,836	4,449,760

FOOD PRODUCTS 0.0%
Kraft Foods Inc., Put
expiring March 2007 at $30	2,694	107,760

HEALTH CARE EQUIPMENT
AND SUPPLIES 0.4%
Bausch & Lomb Inc., Call
expiring January 2008 at $50	3,365	2,877,075
Boston Scientific Corporation, Call
expiring January 2009 at $20	10,746	2,417,850
St. Jude Medical Inc. Call,
expiring January 2008 at $35	5,647	3,585,845
		8,880,770
INDUSTRIAL
CONGLOMERATES 0.0%
3M Company, Call
expiring January 2009 at $80	446	374,640

_________________
See footnotes on page 8.

Tri-Continental Corporation

Portfolio of Investments (unaudited)	September 30, 2006

	Shares Subject to Call/Put, Partnership Interest or Principal Amount		Value
INTERNET SOFTWARE
AND SERVICES 0.2%
eBay Inc., Call
expiring January 2008 at $30	4,969	shs.	$2,484,500
Yahoo!, Inc., Call
expiring January 2009 at $30	4,910		2,307,700
			4,792,200
MULTILINE RETAIL 0.1%
Dollar General Corp. Call
expiring January 2008 at $15	18,249		2,828,595

OIL, GAS AND
CONSUMABLE FUELS 0.0%
Murphy Oil Corporation, Call
expiring January 2008 at $50	1,895		1,174,900

PHARMACEUTICALS 0.1%
Bristol-Myers Squibb Company, Call
expiring January 2008 at $20	2,638		1,424,520

SEMICONDUCTORS AND SEMICONDUCTOR
EQUIPMENT 0.1%
Marvell Technology Group, Ltd.,
Call expiring January 2009
at $20	5,331		3,518,460

SOFTWARE 0.5%
Activision, Inc., Call
expiring January 2008 at $15	15,812		5,455,140
Cogent, Inc., Call
expiring December 2006 at $15	13,974		1,607,010
Cogent, Inc., Call
expiring March 2007 at $12.5	12,611		3,783,300
			10,845,450
TOBACCO 0.5%
Altria Group Inc., Call
expiring January 2008 at $85	12,180		4,993,800
Altria Group Inc., Call
expiring January 2008 at $80	8,116		4,707,280
Altria Group Inc., Call
expiring January 2008 at $75	3,148		2,612,840
			12,313,920

WIRELESS
TELECOMMUNICATION
SERVICES 0.1%
Sprint Nextel Corporation, Call
expiring January 2009 at $20	10,357		2,433,895
TOTAL OPTIONS PURCHASED			72,012,050

TRI-CONTINENTAL
FINANCIAL
DIVISION† 0.1%
WCAS Capital Partners II,
L.P.	$4,301,124		1,801,926
Whitney Subordinated
Debt Fund, L.P.	1,214,850		19,478
TOTAL TRI-CONTINENTAL
FINANCIAL DIVISION			1,821,404
SHORT-TERM
HOLDINGS 12.4%
CORPORATE NOTES 3.9%
Goldman Sachs Group (The):
13%, 12/20/06††(1)	12,130,000		11,917,604
8.25%, 7/27/07††(2)	11,675,060		11,780,077
13.75%, 8/2/07††(3)	17,999,490		19,161,148
9.8%, 9/27/07††(4)	12,009,268		12,175,883
Merrill Lynch & Co., Inc.
13.6%, 3/27/07††(5)	12,012,477		12,350,809
Morgan Stanley:
10.6%, 3/27/07††(6)	12,014,087		12,604,085
10.25%, 8/25/07††(6)	19,194,138		19,674,588
			99,664,194
TIME DEPOSITS 7.7%
Bank of Montreal,
5.3125%, 10/2/06	94,583,000		94,583,000
Royal Bank of Scotland,
5.34%, 10/2/06	100,000,000		100,000,000
			194,583,000
US TREASURY NOTES 0.8%
US Treasury Notes
2.875%, 11/30/06	20,895,000	#	20,831,354
TOTAL SHORT-TERM
HOLDINGS			315,078,548

_________________
See footnotes on page 8.

Tri-Continental Corporation

Portfolio of Investments (unaudited)	September 30, 2006

Value
TOTAL
INVESTMENTS 98.5%	$2,497,394,270
OTHER ASSETS LESS
LIABILITIES 1.5%	38,662,342
NET INVESTMENT
ASSETS 100.0%	$2,536,056,612

Schedule of Options Written (unaudited)	September 30, 2006

	Shares
	Subject to
	Call/Put		Value
PUT OPTIONS WRITTEN
Hewlett-Packard Company,
expiring November 2006
at $35	540,500	shs.	$(513,475)
Foot Locker Inc., expiring
November 2006 at $25	93,400		(126,090)
TOTAL OPTIONS WRITTEN
(Premium received $1,059,254)			$(639,565)

___________________
The cost of investments for federal income tax purposes was $2,565,556,820.
The tax basis gross unrealized appreciation and depreciation of portfolio securities were $41,304,043 and $109,466,593, respectively.
*	Non-income producing security.
†

At September 30, 2006, the Tri-Continental Financial Division comprised two investments that were purchased through private offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Corporation. The acquisition dates of investments in the limited partnerships, along with their cost and values at September 30, 2006, were as follows:

Investments	Acquisition Date(s)	Cost	Value
WCAS Capital Partners II, L.P.	12/11/90 to 3/24/98	$4,301,124	$1,801,926
Whitney Subordinated Debt Fund, L.P.	7/12/89 to 11/10/98	1,214,850	19,478
		$5,515,974	$1,821,404
††	The security may be offered and sold only to a “qualified institutional buyer” under Rule 144A of the Securities Act of 1933.
(1)

These notes are exchangeable at maturity for the value of the common stock of five companies in the home building industry. The maturity value of each stock is limited to 115% of the stock’s price at the date of purchase of the notes.

(2)

These notes are exchangeable at maturity for the value of the common stock of Yahoo! (Internet Software and Services). The maturity value of the stock is limited to 120% of the stock’s price at the date of purchase of the notes.

(3)

These notes are exchangeable at maturity for the value of the common stock of Marvell Technology Group (Semiconductors and Semiconductor Equipment). The maturity value of the stock is limited to 120% of the stock’s price at the date of purchase of the notes.

(4)

These notes are exchangeable at maturity for the value of the common stock of Seagate Technology (Computers and Peripherals). The maturity value of the stock is limited to 120% of the stock’s price at the date of purchase of the notes.

(5)

These notes are exchangeable at maturity for the value of the common stock of Peabody Energy (Oil, Gas and Consumable Fuels). The maturity value of the stock is limited to 120% of the stock’s price at the date of purchase of the notes.

(6)

These notes are exchangeable at maturity for the value of the common stock of eBay (Internet Software and Services). The maturity value of the stock is limited to 120% of the stock’s price at the date of purchase of the notes.

#	All or part of the security is held as collateral for options written. As of September 30, 2006, the value of securities held as collateral was $20,831,354.
ADR — American Depositary Receipt.
Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed income securities not listed on an exchange or security market are valued by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Equity securities not listed on an exchange or security market, or equity securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the Manager based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.	The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRI-CONTINENTAL CORPORATION

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 27, 2006

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	November 27, 2006

TRI-CONTINENTAL CORPORATION

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.